Matthews Emerging Markets ex China Active ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Matthews Emerging Markets ex China Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	30.78%	6.83%